SCHEDULE OF UNDERWRITER WARRANTS (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Underwriters’ Warrants Outstanding, January 1, 2023	24,510,575	16,708,414
Underwriters’ Warrants Outstanding, December 31, 2023	24,510,575	24,510,575
Underwriters Warrants [Member]
Underwriters’ Warrants Outstanding, January 1, 2023	570,250
Underwriters’ Warrants issued		570,250
Underwriters’ Warrants Outstanding, December 31, 2023		570,250